ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Schedule of reconciliation of the fair values of the assets acquired and liabilities assumed related to the EAI purchase price
The amount of the consideration paid over TexStar’s net book value of the assets received and liabilities assumed of the TexStar Rich Gas System was recorded as a reduction to partners’ capital as summarized as follows (in thousands):

Consideration paid (1)		$404,414
Current assets		$1,295
Property, plant and equipment, net		255,220
Investments in joint ventures(2)		152,050
Total assets contributed		408,565
Total liabilities assumed (3)		(102,776)
Net identifiable assets contributed		$305,789
Consideration paid in excess of net assets contributed		$98,625
Allocation of reduction to partners' capital:
Common limited partner interest	$45,420
Class B Convertible limited partner interest	27,925
Subordinated limited partner interest	23,308
General Partner interest	1,972
Total reduction to partners' capital		$98,625

(1) This amount was calculated as follows: $80 million of cash plus 14,633,000 Class B Convertible Units at an issue price of $22.17, the closing price of the Partnership’s common units on August 4, 2014.
(2) Significant assets acquired through the TexStar Rich Gas System Transaction include equity interests in three joint ventures. See Note 13.
(3) This amount includes $100 million of debt assumed.
The fair value of the assets acquired and liabilities assumed related to the Onyx purchase price was as follows (in thousands):

Purchase Price—Cash	$38,636
Current assets	$730
Property, plant and equipment	39,413
Total assets acquired	40,143
Current liabilities assumed	(1,407)
Other liabilities assumed	(100)
Net identifiable assets acquired	$38,636

The fair value of the assets acquired and liabilities assumed related to the Onyx purchase price was as follows (in thousands):

Purchase Price—Cash	$38,636
Current assets	$730
Property, plant and equipment	39,413
Total assets acquired	40,143
Current liabilities assumed	(1,407)
Other liabilities assumed	(100)
Net identifiable assets acquired	$38,636
The amount of the consideration paid over TexStar’s net book value of the assets received and liabilities assumed of the TexStar Rich Gas System is recorded as a reduction to partners’ capital as summarized as follows (in thousands):

Consideration paid(1)		$404,414
Current assets		$1,295
Property, plant and equipment, net		255,220
Investments in joint ventures(2)		152,050
Total assets contributed		408,565
Total liabilities assumed(3)		(102,776)
Net identifiable assets contributed		$305,789
Consideration paid in excess of net assets contributed		$98,625
Allocation of reduction to partners' capital:
Common limited partner interest	$45,420
Class B Convertible limited partner interest	27,925
Subordinated limited partner interest	23,308
General Partner interest	1,972
Total reduction to partners' capital		$98,625
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(1) This amount was calculated as follows: $80 million of cash plus 14,633,000 Class B Convertible Units at an issue price of $22.17, the closing price of the Partnership’s common units on August 4, 2014.
(2) Significant assets acquired through the TexStar Rich Gas System Transaction include equity interests in three joint ventures. See Note 16.
(3) This amount includes $100 million of debt assumed.

Schedule of unaudited pro forma financial information Predecessor includes adjustments for income from operations, including depreciation and amortization
Revenues and net income for the previously separate entities and the combined amounts for the three months ended March 31, 2015, are as follows (in thousands):

Three Months Ended March 31, 2015
Partnership revenues	$180,549
Valley Wells System and Compression Assets revenue(1)	5,389
Combined revenues	$185,938

Partnership net income	$(10,751)
Valley Wells System and Compression Assets net loss(1)	(3,154)
Combined net income	$(13,905)

(1) Results are fully reflected in the Partnership's results of operations for the three months ended March 31, 2015.
The following unaudited pro forma financial information for the three months ended March 31, 2014 assumes that the acquisition of pipelines from Onyx occurred on January 1, 2013 and includes adjustments for income from operations, including depreciation and amortization, as well as the effects of financing the transaction (in thousands, except unit information):

Three Months Ended
March 31, 2014
Total revenue	$214,240
Net loss	(1,397)
Net loss attributable to common unitholders	(1,115)
Net loss per common unit (basic and diluted)	(0.06)
Net loss attributable to subordinated unitholders	(745)
Net loss per subordinated unit (basic and diluted)	(0.06)
The unaudited pro forma information is not necessarily indicative of what our statements of operations would have been

The following unaudited pro forma financial information for the year ended December 31, 2013 and the year ended December 31, 2014 assumes that the acquisition of pipelines from Onyx occurred on January 1, 2013 and includes adjustments for income from operations, including depreciation and amortization, as well as the effects of financing the transaction (in thousands, except unit information):

	Year Ended December 31,
	2014	2013
Total revenue	$843,376	$639,104
Net loss	(31,400)	(18,306)
Net loss attributable to common unitholders	(20,211)	(9,934)
Net loss per common unit (basic and diluted)	(0.85)	(0.68)
Net loss attributable to subordinated unitholders	(8,373)	(9,678)
Net loss per subordinated unit (basic and diluted)	(0.69)	(0.79)
Revenues and net income for the previously separate entities and the combined amounts for the year ended December 31, 2014, are as follows (in thousands):

Year Ended December 31, 2014
Partnership revenues	$842,728
Valley Wells System and Compression Assets revenue(1)	5,785
Combined revenues	$848,513

Partnership net loss	$(31,322)
Valley Wells System and Compression Assets net loss(1)	(6,409)
Combined net loss	$(37,731)
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(1) Results are fully reflected in the Partnership's results of operations for the year ended December 31, 2014.